Expense Example, No Redemption {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-15 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,089
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002